Defined benefit plans - Summary of changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		₩ (116,723)	[1]	₩ (46,758)
Included in profit or loss:
Current service cost		166,534		164,062
Past service cost		8,624		(18,613)
Net interest expense (income)		(16,951)		(14,904)
Settlement loss (gain)		(885)		(1,972)
Subtotal		157,322		128,573
Included in other comprehensive income:
Demographic assumptions		(3,913)		(2,338)
Financial assumptions		(27,093)		143,990
Experience adjustment		28,921		(121,322)
Return on plan assets excluding interest income		34,682		30,571
Subtotal		32,597		50,901
Other:
Benefits paid by the plan		(149,638)		(82,725)
Contributions paid into the plan		(258,683)		(166,447)
Settlement gain or loss		188		5
Changes in the scope of consolidation		(496)
Effect of changes in foreign exchange rates		156		(272)
Subtotal		(408,473)		(249,439)
Ending balance	[1]	(335,277)		(116,723)
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		2,345,148		2,219,490
Included in profit or loss:
Current service cost		166,534		164,062
Past service cost		8,624		(18,613)
Net interest expense (income)		96,771		107,274
Settlement loss (gain)		(893)		(1,990)
Subtotal		271,036		250,733
Included in other comprehensive income:
Demographic assumptions		(3,913)		(2,338)
Financial assumptions		(29,812)		141,583
Experience adjustment		28,921		(121,322)
Return on plan assets excluding interest income		0		605
Subtotal		(4,804)		18,528
Other:
Benefits paid by the plan		(298,060)		(143,331)
Contributions paid into the plan		0		0
Settlement gain or loss		188		0
Changes in the scope of consolidation		(496)
Effect of changes in foreign exchange rates		156		(272)
Subtotal		(298,212)		(143,603)
Ending balance		2,313,168		2,345,148
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		(2,461,871)		(2,266,248)
Included in profit or loss:
Current service cost		0		0
Past service cost		0		0
Net interest expense (income)		(113,722)		(122,178)
Settlement loss (gain)		8		18
Subtotal		(113,714)		(122,160)
Included in other comprehensive income:
Demographic assumptions		0		0
Financial assumptions		2,719		2,407
Experience adjustment		0		0
Return on plan assets excluding interest income		34,682		29,966
Subtotal		37,401		32,373
Other:
Benefits paid by the plan		148,422		60,606
Contributions paid into the plan		(258,683)		(166,447)
Settlement gain or loss		0		5
Changes in the scope of consolidation		0
Effect of changes in foreign exchange rates		0		0
Subtotal		(110,261)		(105,836)
Ending balance		₩ (2,648,445)		₩ (2,461,871)

[1]	The asset for defined benefit obligation of W116,723 million as of December 31, 2024 is the net defined benefit assets of W155,697 million less the net defined liabilities of W38,974 million. In addition, the asset for defined benefit obligation of W 335,277 million as of December 31, 2025 is the net defined benefit assets of W353,097 million less the net defined liabilities of W17,820 million.